FAIR VALUE OF ASSETS AND LIABILITIES - Transfers between levels (Details) - COP ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Derivative financial instruments | Foreign exchange contracts and interest rate contracts
Transfers between levels, Assets
Transfers out of Level 3	$ 45,404	$ 188,070
Transfers in to Level 3	(62,361)
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Unrealized gains (losses)	643		$ 7,355
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Unrealized gains (losses)	1,360		(285)
Transfers between levels, Assets
Transfers, Level 1 to Level 2	61,459		13,740
Transfers, Level 2 to Level 1	13,202		7
Fair value through profit or loss | Debt instruments
Transfers between levels, Assets
Transfers, Level 1 to Level 2	3,721		17,179
Transfers, Level 2 to Level 1	19,844		8,397
Fair value through profit or loss | Debt instruments | Securities issued or secured by foreign government
Transfers between levels, Assets
Transfers, Level 1 to Level 2			1,712
Transfers, Level 2 to Level 1	929
Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
Transfers between levels, Assets
Transfers, Level 1 to Level 2			13,619
Transfers, Level 2 to Level 1	17,067
Fair value through profit or loss | Debt instruments | Corporate bonds
Transfers between levels, Assets
Transfers, Level 2 to Level 1			8,397
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
Transfers between levels, Assets
Transfers, Level 1 to Level 2	3,721
Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Transfers between levels, Assets
Transfers, Level 1 to Level 2			1,848
Transfers, Level 2 to Level 1	1,848
Fair value through OCI | Debt instruments
Transfers between levels, Assets
Transfers, Level 1 to Level 2			637,744
Transfers, Level 2 to Level 1	388,524		95,572
Fair value through OCI | Debt instruments | Securities issued or secured by foreign government
Transfers between levels, Assets
Transfers, Level 1 to Level 2			572,800
Transfers, Level 2 to Level 1	327,888
Fair value through OCI | Debt instruments | Corporate bonds
Transfers between levels, Assets
Transfers, Level 2 to Level 1			95,572
Fair value through OCI | Debt instruments | Securities issued or secured by other financial entities
Transfers between levels, Assets
Transfers, Level 1 to Level 2			$ 64,944
Transfers, Level 2 to Level 1	$ 60,636